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                                                                    [LOGO]
                                                                    THE HARTFORD





December 15, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:    HARTFORD LIFE INSURANCE COMPANY
       SEPARATE ACCOUNT TWO ("REGISTRANT")
       THE DIRECTOR CHOICE (SERIES III)
       FILE NO. 333-101923

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

      1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

      2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 4, 2003.

If you should have any additional questions, please feel free to contact me at
(860) 843-3991.

Sincerely,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Assistant